SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Class A Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ 686,839	$ (1,444,777)	$ 1,584,589	$ 1,556,533
Allocation of net income, as adjusted, diluted	$ 686,839	$ (1,444,777)	$ 1,584,589	$ 1,556,533
Denominator:
Basic weighted average shares outstanding	11,500,000	11,500,000	11,500,000	8,831,492
Diluted weighted average shares outstanding	11,500,000	11,500,000	11,500,000	8,831,492
Basic net income per common shares	$ 0.06	$ (0.13)	$ 0.14	$ 0.18
Diluted net income per common shares	$ 0.06	$ (0.13)	$ 0.14	$ 0.18
Class B Common Stock.
Numerator:
Allocation of net income, as adjusted, basic	$ 171,710	$ (361,194)	$ 396,147	$ 491,377
Allocation of net income, as adjusted, diluted	$ 171,710	$ (361,194)	$ 396,147	$ 491,377
Denominator:
Basic weighted average shares outstanding	2,875,000	2,875,000	2,875,000	2,787,983
Diluted weighted average shares outstanding	2,875,000	2,875,000	2,875,000	2,875,000
Basic net income per common shares	$ 0.06	$ (0.13)	$ 0.14	$ 0.18
Diluted net income per common shares	$ 0.06	$ (0.13)	$ 0.14	$ 0.18